Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering(s). The maximum aggregate offering price for such offering(s) is $ 3,000,000,000 .
Narrative - Max Aggregate Offering Price	$ 3,000,000,000
Final Prospectus	true